Consolidated statements of shareholders' equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2022	7,116,206
Balance at Dec. 31, 2022	$ 213,486	$ 260,539,222	$ (92,597,511)	$ 168,155,197
Net income	$ 0	0	114,549,279	114,549,279
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)	60,500
Issuance of restricted shares for stock incentive award and share-based compensation	$ 1,815	1,081,599	0	1,083,414
Repurchase and cancellation of common shares (in shares)	(162,375)
Repurchase and cancellation of common shares	$ (4,871)	(3,140,564)	0	(3,145,435)
Offering expenses paid	0	(46,020)	0	(46,020)
Dividends declared	$ 0	0	(14,021,226)	(14,021,226)
Balance (in shares) at Dec. 31, 2023	7,014,331
Balance at Dec. 31, 2023	$ 210,430	258,434,237	7,930,542	266,575,209
Net income	$ 0	0	112,775,678	112,775,678
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)	60,100
Issuance of restricted shares for stock incentive award and share-based compensation	$ 1,803	1,518,130	0	1,519,933
Repurchase and cancellation of common shares (in shares)	(24,744)
Repurchase and cancellation of common shares	$ (742)	(1,065,008)	0	(1,065,750)
Dividends declared	$ 0	0	(16,855,238)	(16,855,238)
Shares forfeited (in shares)	(2,150)
Shares forfeited	$ (65)	65		0
Balance (in shares) at Dec. 31, 2024	7,047,537
Balance at Dec. 31, 2024	$ 211,426	258,887,424	103,850,982	362,949,832
Net income	$ 0	0	136,967,379	136,967,379
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)	63,350
Issuance of restricted shares for stock incentive award and share-based compensation	$ 1,900	1,957,664	0	1,959,564
Repurchase and cancellation of common shares (in shares)	(55,006)
Repurchase and cancellation of common shares	$ (1,650)	(2,120,524)	0	(2,122,174)
Dividends declared	0	0	(18,979,092)	(18,979,092)
Spin-off of Euroholdings Ltd. to shareholders (Note 1)	$ 0	0	(17,331,722)	(17,331,722)
Balance (in shares) at Dec. 31, 2025	7,055,881
Balance at Dec. 31, 2025	$ 211,676	$ 258,724,564	$ 204,507,547	$ 463,443,787